WARRANTS	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
WARRANTS [Text Block]

10. WARRANTS

A summary of the Company's warrants outstanding, including changes for the periods then ended, is presented below:

	Number of warrants	Weighted average exercise price
		$

DECEMBER 31, 2024	1,500,000	0.85

Exercised	(1,500,000)	0.85

DECEMBER 31, 2025	-	-

On February 25, 2025, 1,500,000 warrants were exercised at an exercise price of $0.85 for gross proceeds of $1,275,000. The fair value of the warrants as of the date of issuance of $351,000 recorded in contributed surplus was reclassified to share capital upon exercise.